Submission	Feb. 02, 2026
Submission [Line Items]
Central Index Key	0001719714
Registrant Name	Mereo BioPharma Group plc
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Securities 424I N/A	N/A